Going Concern (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Jul. 31, 2015	Jul. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (691,600)	$ (407,546)	$ (2,178,676)	$ (1,372,360)
Cash flow from operations	(538,102)	$ (324,416)	(1,140,506)	$ (794,109)
Working capital	$ (808,538)		$ (642,122)